Subsequent Events (Details) - USD ($)	Oct. 16, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Subsequent Event
Subsequent Events
Principal amount	$ 833,333.34
Shares issued to the investor	7,983
Common stock, par value (in dollars per share)	$ 0.001
Interest rate of notes	10.00%
Conversion price	$ 5.22
Shares held by investor and its affiliates	4.99%
Interest rate in case of default	24.00%